Quarterly Holdings Report
for

Fidelity® Government Income Fund

November 30, 2020

GOV-QTLY-0121
1.809070.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.7%
Federal Farm Credit Bank 0.375% 4/8/22	109,000	109,301
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$3,376
5.375% 4/1/56	2,737	4,651
		117,328
U.S. Treasury Obligations - 65.4%
U.S. Treasury Bonds:
1.375% 8/15/50	18,834	17,895
1.625% 11/15/50	206,047	208,204
2.5% 2/15/45 (a)(b)(c)	141,861	171,247
2.875% 5/15/49	4,458	5,836
3% 2/15/49	95,774	128,011
4.75% 2/15/37 (a)(b)(c)(d)	55,003	84,819
U.S. Treasury Notes:
0.125% 5/31/22	143,354	143,337
0.125% 6/30/22	65,019	65,009
0.125% 7/31/22	96,300	96,270
0.125% 10/31/22	77,100	77,070
0.125% 8/15/23	27,275	27,238
0.25% 7/31/25	34,133	33,994
0.25% 9/30/25	870	866
0.25% 10/31/25	17,700	17,607
0.375% 3/31/22	69,300	69,517
0.375% 4/30/25	236,870	237,481
0.375% 11/30/25	26,090	26,104
0.5% 10/31/27	245,002	243,089
0.625% 11/30/27	195,971	196,032
0.875% 11/15/30	90,647	90,859
1.125% 2/28/22	18,000	18,228
1.375% 1/31/22	154,000	156,232
1.5% 9/30/21	4,347	4,397
1.5% 9/30/24	13,631	14,273
1.5% 10/31/24	24,300	25,461
1.5% 1/31/27	26,630	28,215
1.625% 11/15/22	12,773	13,140
1.625% 9/30/26	1,028	1,096
1.75% 7/31/21	19,823	20,040
1.75% 7/31/24	1,720	1,814
1.875% 7/31/22	37,445	38,523
2% 8/15/25	9,743	10,497
2.125% 3/31/24	88,361	93,939
2.125% 7/31/24	59,641	63,724
2.125% 5/15/25	11,929	12,879
2.25% 7/31/21	5,589	5,669
2.25% 4/30/24	2,843	3,039
2.25% 12/31/24	6,135	6,624
2.25% 3/31/26	928	1,018
2.375% 4/15/21	49,955	50,369
2.5% 12/31/20	46,107	46,196
2.5% 2/28/21	47,678	47,953
2.5% 1/15/22	52,113	53,489
2.5% 2/28/26	68,418	75,877
2.625% 6/30/23	5,027	5,345
2.625% 12/31/23	62,484	67,134
3.125% 11/15/28	14,449	17,162
		2,822,818
Other Government Related - 1.7%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 0.4766% 12/7/20 (NCUA Guaranteed) (e)(f)	1,224	1,224
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	58,911	59,891
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	9,055
		70,170
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,878,667)		3,010,316

U.S. Government Agency - Mortgage Securities - 1.5%
Fannie Mae - 0.7%
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (e)(f)	27	28
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (e)(f)	76	80
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (e)(f)	20	21
12 month U.S. LIBOR + 1.550% 2.579% 5/1/44 (e)(f)	86	89
12 month U.S. LIBOR + 1.550% 3.556% 2/1/44 (e)(f)	52	54
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (e)(f)	80	84
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (e)(f)	33	35
12 month U.S. LIBOR + 1.570% 3.25% 2/1/44 (e)(f)	79	82
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (e)(f)	43	45
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (e)(f)	78	81
12 month U.S. LIBOR + 1.590% 3.59% 4/1/44 (e)(f)	263	274
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (e)(f)	18	19
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (e)(f)	49	51
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (e)(f)	27	28
12 month U.S. LIBOR + 1.740% 3.488% 3/1/40 (e)(f)	277	290
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (e)(f)	32	34
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (e)(f)	44	46
12 month U.S. LIBOR + 1.800% 3.818% 1/1/42 (e)(f)	121	126
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (e)(f)	23	24
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (e)(f)	41	43
12 month U.S. LIBOR + 1.810% 3.826% 2/1/42 (e)(f)	150	157
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (e)(f)	19	20
6 month U.S. LIBOR + 1.470% 2.005% 10/1/33 (e)(f)	26	27
6 month U.S. LIBOR + 1.510% 2.06% 2/1/33 (e)(f)	19	20
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (e)(f)	36	37
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (e)(f)	37	38
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (e)(f)	14	14
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (e)(f)	22	23
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (e)(f)	14	15
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (e)(f)	33	35
3% 1/1/28 to 1/1/35	8,672	9,264
3.5% 7/1/32 to 10/1/34	9,082	9,790
4% 5/1/29	2,757	2,925
4.5% 11/1/25	925	969
6% to 6% 1/1/34 to 6/1/36	2,090	2,459
6.5% 3/1/22 to 5/1/27	82	90
		27,417
Freddie Mac - 0.5%
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (e)(f)	323	336
12 month U.S. LIBOR + 1.870% 2.796% 10/1/42 (e)(f)	135	142
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (e)(f)	498	520
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (e)(f)	34	35
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (e)(f)	16	17
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (e)(f)	18	18
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (e)(f)	65	68
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (e)(f)	50	52
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (e)(f)	59	62
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (e)(f)	158	165
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (e)(f)	3	3
6 month U.S. LIBOR + 1.830% 2.58% 5/1/37 (e)(f)	41	43
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (e)(f)	21	22
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (e)(f)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.973% 7/1/35 (e)(f)	228	238
3% 4/1/33 to 11/1/33	18,171	19,406
3.5% 7/1/32	1,660	1,791
6% 1/1/24	173	182
		23,103
Ginnie Mae - 0.3%
6% 6/15/36	1,765	2,057
4% 3/20/47 to 5/20/47	10,955	11,815
4.7% 2/20/62 (e)(g)	32	32
5.196% 1/20/62 (e)(g)	33	33
5.47% 8/20/59 (e)(g)	5	5
		13,942
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $61,482)		64,462

Collateralized Mortgage Obligations - 5.9%
U.S. Government Agency - 5.9%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1301% 8/25/31 (e)(f)	34	35
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.7435% 11/18/31 (e)(f)	34	34
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1501% 4/25/32 (e)(f)	14	14
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1501% 11/25/32 (e)(f)	28	29
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0801% 6/25/36 (e)(f)	2,216	2,261
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	365	391
Series 2005-68 Class CZ, 5.5% 8/25/35	1,966	2,273
Series 2006-45 Class OP 6/25/36 (h)	302	283
Series 2010-118 Class PB, 4.5% 10/25/40	2,531	2,849
Series 2012-149:
Class DA, 1.75% 1/25/43	393	405
Class GA, 1.75% 6/25/42	422	435
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	176	185
Series 2004-91 Class Z, 5% 12/25/34	2,032	2,305
Series 2005-117 Class JN, 4.5% 1/25/36	113	124
Series 2005-14 Class ZB, 5% 3/25/35	647	734
Series 2006-72 Class CY, 6% 8/25/26	1,044	1,136
Series 2009-59 Class HB, 5% 8/25/39	869	995
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	869	53
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0701% 3/25/36 (e)(f)	1,496	1,537
Series 2012-27 Class EZ, 4.25% 3/25/42	3,966	4,387
Series 2016-26 Class CG, 3% 5/25/46	8,904	9,454
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7409% 2/15/32 (e)(f)	20	20
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 1.0409% 10/15/33 (e)(f)	1,145	1,169
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0409% 2/15/33 (e)(f)	604	617
planned amortization class:
Series 1141 Class G, 9% 9/15/21	1	2
Series 2682 Class LD, 4.5% 10/15/33	261	288
Series 3415 Class PC, 5% 12/15/37	196	221
Series 3857 Class ZP, 5% 5/15/41	2,800	3,442
Series 4135 Class AB, 1.75% 6/15/42	318	327
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	3,358	3,893
Series 2587 Class AD, 4.71% 3/15/33	1,168	1,267
Series 2877 Class ZD, 5% 10/15/34	2,586	2,933
Series 3007 Class EW, 5.5% 7/15/25	1,521	1,635
Series 3745 Class KV, 4.5% 12/15/26	3,495	3,604
Series 3871 Class KB, 5.5% 6/15/41	7,983	9,499
Series 3889 Class DZ, 4% 1/15/41	25,078	27,174
Series 3843 Class PZ, 5% 4/15/41	2,396	2,874
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	970	980
Series 4341 Class ML, 3.5% 11/15/31	3,915	4,217
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.6265% 1/20/38 (e)(f)	103	104
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.0065% 8/20/38 (e)(f)	786	803
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0465% 9/20/38 (e)(f)	621	636
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7409% 11/16/39 (e)(f)	447	454
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.69% 9/20/61 (e)(f)(g)	4,296	4,310
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 10/20/61 (e)(f)(g)	2,527	2,538
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 11/20/61 (e)(f)(g)	2,406	2,422
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 1/20/62 (e)(f)(g)	1,542	1,552
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 1/20/62 (e)(f)(g)	2,166	2,176
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 3/20/62 (e)(f)(g)	1,391	1,397
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (e)(f)(g)	40	40
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.74% 8/20/63 (e)(f)(g)	647	648
Class FD, 1 month U.S. LIBOR + 0.600% 0.74% 8/20/63 (e)(f)(g)	1,410	1,413
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 0.79% 12/20/63 (e)(f)(g)	23,890	24,014
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 1/20/64 (e)(f)(g)	6,332	6,354
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.44% 3/20/65 (e)(f)(g)	53	53
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.42% 5/20/63 (e)(f)(g)	113	113
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.34% 4/20/63 (e)(f)(g)	53	53
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.54% 12/20/62 (e)(f)(g)	79	79
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3965% 10/20/47 (e)(f)	2,852	2,852
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4465% 5/20/48 (e)(f)	3,177	3,182
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4465% 6/20/48 (e)(f)	3,825	3,832
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5965% 9/20/49 (e)(f)	5,396	5,437
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5965% 8/20/49 (e)(f)	17,533	17,632
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	7,355	8,383
Series 2017-134 Class BA, 2.5% 11/20/46	434	455
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	7,601	7,987
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	159	159
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	4,536	4,582
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	2,110	2,185
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	2,933	2,990
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.64% 9/20/62 (e)(f)(g)	78	78
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.79% 11/20/65 (e)(f)(g)	26	26
Series 2017-139 Class BA, 3% 9/20/47	6,706	7,159
Series 2004-22 Class M1, 5.5% 4/20/34	556	773
Series 2010-169 Class Z, 4.5% 12/20/40	5,314	5,789
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	12	12
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(g)	40	44
Series 2012-64 Class KI, 3.5% 11/20/36 (i)	110	1
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4713% 4/20/39 (e)(j)	194	204
Class ST, 8.800% - 1 month U.S. LIBOR 8.6047% 8/20/39 (e)(j)	641	663
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	947	949
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	185	185
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	46	46
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(g)	1,007	1,015
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.62% 5/20/66 (e)(f)(g)	10,922	10,850
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (e)(f)(g)	10,037	9,939
Series 2090-118 Class XZ, 5% 12/20/39	13,194	15,141
		255,790
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $251,787)		255,790

Foreign Government and Government Agency Obligations - 0.8%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	44
5.5% 4/26/24	4,828	5,639
Ukraine Government 1.471% 9/29/21	27,711	27,988
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,017)		33,671
	Shares	Value (000s)

Fixed-Income Funds - 21.5%
Fidelity Mortgage Backed Securities Central Fund (k)
(Cost $888,856)	8,339,864	929,978

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.09% (l)	127,855,395	127,881
Fidelity Securities Lending Cash Central Fund 0.09% (l)(m)	40,132,357	40,136
TOTAL MONEY MARKET FUNDS
(Cost $168,015)		168,017

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	$312
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	16,700	301
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	322

TOTAL PUT OPTIONS			935

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	30,800	1,234
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	16,700	471
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	507

TOTAL CALL OPTIONS			2,212

TOTAL PURCHASED SWAPTIONS
(Cost $3,690)			3,147
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $4,285,514)			4,465,381
NET OTHER ASSETS (LIABILITIES) - (3.5)%			(150,388)
NET ASSETS - 100%			$4,314,993

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	20,200	$(519)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	20,200	(499)
TOTAL WRITTEN SWAPTIONS			$(1,018)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	444	March 2021	$61,348	$42	$42
CBOT 2-Year U.S. Treasury Note Contracts (United States)	283	March 2021	62,501	30	30
CBOT 5-Year U.S. Treasury Note Contracts (United States)	419	March 2021	52,807	69	69
CBOT Long Term U.S. Treasury Bond Contracts (United States)	154	March 2021	26,936	161	161
TOTAL FUTURES CONTRACTS					$302

The notional amount of futures purchased as a percentage of Net Assets is 4.7%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$85,441	$(46)	$0	$(46)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	8,085	(40)	0	(40)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	8,645	24	0	24
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	1,511	(82)	0	(82)

TOTAL INTEREST RATE SWAPS							$(144)	$0	$(144)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,719,000.

 (b) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $519,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,030,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Mortgage Backed Securities Central Fund	18,845
Fidelity Securities Lending Cash Central Fund	7
Total	$18,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,092,994	$93,875	$239,740	$(2,656)	$(14,495)	$929,978	38.0%
Total	$1,092,994	$93,875	$239,740	$(2,656)	$(14,495)	$929,978

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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